Share capital, share premium and own shares	12 Months Ended
Dec. 31, 2019
Share capital, share premium and own shares
Share capital, share premium and own shares

C10    Share capital, share premium and own shares

Shares are classified as equity when their terms do not create an obligation to transfer assets. Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of the shares, net of share issue costs, and the nominal value of the shares issued, is credited to share premium. Where the Company purchases shares for the purposes of employee incentive plans, the consideration paid, net of issue costs, is deducted from retained earnings. Upon issue or sale any consideration received is credited to retained earnings net of related costs.

	2019			2018
Issued shares of 5p each	Number of ordinary	Share	Share	Number of ordinary	Share	Share
fully paid	shares	capital	premium	shares	capital	premium
		$m	$m		$m	$m
Balance at 1 January	2,593,044,409	166	2,502	2,587,175,445	175	2,635
Shares issued under share-based schemes	8,115,540	—	22	5,868,964	1	22
Impact of change in presentation currency	—	6	101	—	(10)	(155)
Balance at 31 December	2,601,159,949	172	2,625	2,593,044,409	166	2,502

Options outstanding under save as you earn schemes to subscribe for shares at each year end shown below are as follows:

	Number of
	shares to	Share price range
	subscribe for	from		to		Exercisable by year
31 Dec 2019	3,805,447	1,104	p	1,455	p	2025
31 Dec 2018	4,885,804	901	p	1,455	p	2024

Transactions by Prudential plc and its subsidiaries in Prudential plc shares

The Group buys and sells Prudential plc shares (‘own shares’) either in relation to its employee share schemes or up until the demerger of its UK and Europe operations via transactions undertaken by authorised investment funds that the Group is deemed to control. The cost of own shares of $183 million at 31 December 2019 (31 December 2018: $217 million) is deducted from retained earnings. The Company has established trusts to facilitate the delivery of shares under employee incentive plans. At 31 December 2019, 8.4 million (31 December 2018: 9.6 million) Prudential plc shares with a market value of $161 million (31 December 2018: $172 million) were held in such trusts, all of which are for employee incentive plans. The maximum number of shares held during the year was 14.1 million which was in March 2019.

Within the trusts, shares are notionally allocated by business unit reflecting the employees to which the awards were made. On demerger, shares allocated to M&G plc were transferred to a separate trust established by M&G plc.

The Company purchased the following number of shares in respect of employee incentive plans. The shares purchased each month are as follows:

	Number	2019 share price			Number	2018 share price
	of shares	Low	High	Cost*	of shares	Low	High	Cost*
		£	£	$		£	£	$
January	75,165	14.25	14.29	1,384,926	51,555	19.18	19.40	1,378,409
February	71,044	15.00	15.18	1,390,865	55,765	17.91	18.10	1,402,089
March	68,497	15.20	16.32	1,385,182	55,623	18.25	18.54	1,432,155
April	2,638,429	15.65	16.73	54,052,710	1,664,334	16.67	17.95	40,997,710
May	73,417	16.35	16.45	1,550,109	63,334	18.91	19.38	1,636,433
June	217,800	16.20	16.36	4,484,773	181,995	18.21	18.65	4,432,511
July	60,514	17.47	17.71	1,321,427	55,888	17.68	17.86	1,308,608
August	72,671	14.86	15.21	1,318,593	60,384	18.04	18.10	1,404,285
September	73,284	14.14	14.76	1,318,767	82,612	16.95	16.98	1,829,814
October	178,359	13.78	14.24	3,148,811	148,209	15.62	16.84	3,223,238
November	75,904	13.38	13.85	1,309,146	67,162	15.95	15.96	1,382,514
December	68,573	13.07	13.13	1,178,206	73,744	13.99	14.30	1,323,949
Total	3,673,657			73,843,515	2,560,605			61,751,715

*The cost in US dollars for the shares purchased each month shown has been calculated from the share prices in pounds sterling using the monthly average exchange rate.

Prior to the demerger of UK and Europe operations in October 2019, the Group consolidated a number of authorised investment funds of M&G plc that hold shares in Prudential plc. In the prior year, at 31 December 2018, the total number of shares held by these funds was 3.0 million and the cost of acquiring these shares of $25 million was included in the cost of own shares. The market value of these shares as at 31 December 2018 was $53 million. These funds were deconsolidated upon the demerger.

All share transactions were made on an exchange other than the Stock Exchange of Hong Kong.

Other than set out above, the Group did not purchase, sell or redeem any Prudential plc listed securities during 2019 or 2018.